Earnings per Share	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Share

13. Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to us by the weighted average number of Class A ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to us, including the impact of potentially dilutive securities, by the weighted average number of Class A ordinary shares outstanding during the period, including the number of Class A ordinary shares that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include the outstanding Class B ordinary shares, Class B ordinary shares contingently issuable to EPA Holdings related to Equity Performance Awards, and unvested RSUs issued under our Equity Incentive Plan. We use the “if-converted” method to determine the potentially dilutive effect of our outstanding Class B ordinary shares, and the treasury stock method to determine the potentially dilutive effect of the unvested RSUs.

Prior to the IPO, our capital structure included predominantly unitholder interests. We analyzed the calculation of earnings per interest for periods prior to the IPO and determined that the resultant values would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore, earnings per share information has not been presented for the three months ended March 31, 2020.

Our Class B ordinary shares, Class R redeemable shares, and deferred shares do not share in the earnings or losses attributable to us and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share for Class B ordinary shares, Class R redeemable shares, and deferred shares under the two-class method has not been presented. Our Class B ordinary shares are, however, considered potentially dilutive shares of Class A ordinary shares because shares of Class B ordinary shares, together with the related RP Holdings Class B Interests, are exchangeable into Class A ordinary shares on a one-for-one basis. Class B ordinary shares contingently issuable to EPA Holdings were evaluated and were determined not to have any dilutive impact for the three months ended March 31, 2021.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A ordinary share for the three months ended March 31, 2021 (in thousands, except per share amounts).

Three Months Ended March 31, 2021
Numerator:
Consolidated Net Income	$158,979
Less: Net income attributable to Continuing Investor Partnerships	38,545
Less: Net income attributable to non-controlling interest—Legacy Investors Partners and RPSFT	51,315

Net income attributable to Royalty Pharma plc—basic	69,119
Add: Reallocation of net income attributable to non-controlling interest from the assumed conversion of Class B ordinary shares	38,545

Net income attributable to Royalty Pharma plc—diluted	$107,664

Denominator
Weighted average Class A ordinary shares outstanding—basic	389,760
Add: Dilutive effects as shown separately below
Class B ordinary shares exchangeable for Class A ordinary shares	217,350
Unvested RSUs	38

Weighted average Class A ordinary shares outstanding—diluted	607,148
Earnings per Class A ordinary share—basic	$0.18

Earnings per Class A ordinary share—diluted	$0.18

13. Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to us by the weighted average number of Class A ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to us, including the impact of potentially dilutive securities, by the weighted average number of Class A ordinary shares outstanding during the period, including the number of Class A ordinary shares that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include the outstanding Class B ordinary shares, Class B ordinary shares potentially issuable to EPA Holdings, and unvested RSUs issued under our Equity Incentive Plan. We use the “if-converted” method to determine the potentially dilutive effect of our Class B ordinary shares, and the treasury stock method to determine the potentially dilutive effect of the unvested RSUs.

Prior to the IPO, our capital structure included predominantly unitholder interests. We analyzed the calculation of earnings per interest for periods prior to the IPO and determined that the resultant values would not be meaningful to the users of these consolidated financial statements. Therefore, earnings per share information has not been presented for the years ended December 31, 2019 and 2018.

Our Class B ordinary shares, Class R redeemable shares, and deferred shares do not share in the earnings or losses attributable to us and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share for Class B ordinary shares, Class R redeemable shares, and deferred shares under the two-class method has not been presented. Our Class B ordinary shares are, however, considered potentially dilutive shares of Class A ordinary shares because shares of Class B ordinary shares, together with the related RP Holdings Class B Interests, are exchangeable into Class A ordinary shares on a one-for-one basis. Class B ordinary shares potentially issuable to EPA Holdings were evaluated and were determined not to have any dilutive impact for the year ended December 31, 2020. Class B ordinary shares currently in issue were evaluated under the if-converted method for potential dilutive effects and were determined to be anti-dilutive.

The basic and diluted earnings per share for the year ended December 31, 2020 are only applicable for the period from June 16, 2020 to December 31, 2020, which represents the period in which we had outstanding Class A ordinary shares. We have 607,111 thousand fully diluted Class A ordinary shares outstanding as of December 31, 2020. The following table sets forth reconciliations used to compute basic and diluted earnings per Class A ordinary share (in thousands, except per share amounts).

Year Ended December 31, 2020
Basic earnings per share:
Numerator
Consolidated net income	$1,701,954
Less: net income attributable to Continuing Investors Partnerships prior to the IPO (1)	479,842
Less: net income attributable to Continuing Investors Partnerships subsequent to the IPO	316,993
Less: net income attributable to non-controlling interest-Legacy Investors Partnerships and RPSFT	409,921

Net income attributable to Royalty Pharma plc	$495,198
Denominator
Weighted average Class A ordinary shares outstanding-basic	375,444

Earnings per Class A ordinary share-basic	$1.32

Diluted earnings per share:
Numerator
Net income attributable to Royalty Pharma plc	$495,198
Denominator
Weighted average Class A ordinary shares outstanding-basic	375,444
Dilutive effect of unvested RSUs	11

Weighted average Class A ordinary shares outstanding-diluted	375,455

Earnings per Class A ordinary share-diluted	$1.32

(1)	Reflected as Net income attributable to controlling interest on the consolidated statements of comprehensive income.